Inventories - Schedule of Inventories (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Parts and maintenance materials	R$ 206,729	R$ 151,441
Catering and uniforms	9,351	11,627
Inventory provision	(15,935)	(12,675)
Inventories	R$ 200,145	R$ 150,393